Trade and Other Receivables (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables [Abstract]
Legal fee	S/ 28,922,000	S/ 28,922,000
Additions of expected credit losses for trade receivables	S/ 1,972,000
Expected credit losses for trade receivables		S/ 563,000